Tax Assets and Liabilities - Summary of Recognized Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets
Deferred tax liabilities	(2,596)	(3,864)
Deferred tax assets and liabilities	(2,596)	(3,864)	$ (1,777)
Carrying amounts [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	17,055	21,910
Deferred tax liabilities	(19,651)	(25,774)
Deferred tax assets and liabilities	(2,596)	(3,864)
Carrying amounts [Member] | Property, plant and equipment [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	85
Deferred tax liabilities
Deferred tax assets and liabilities	85
Carrying amounts [Member] | Intangible assets, excluding goodwill [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets
Deferred tax liabilities	(15,337)	(19,410)
Deferred tax assets and liabilities	(15,337)	(19,410)
Carrying amounts [Member] | Trade and other receivables [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	47	48
Deferred tax liabilities
Deferred tax assets and liabilities	47	48
Carrying amounts [Member] | Convertible notes [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets
Deferred tax liabilities	(4,314)	(6,364)
Deferred tax assets and liabilities	(4,314)	(6,364)
Carrying amounts [Member] | Employee benefits [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	92	73
Deferred tax liabilities
Deferred tax assets and liabilities	92	73
Carrying amounts [Member] | Other non-current liabilities [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	23	8
Deferred tax liabilities
Deferred tax assets and liabilities	23	8
Carrying amounts [Member] | Share Based Payments [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets		111
Deferred tax liabilities
Deferred tax assets and liabilities		111
Carrying amounts [Member] | Tax loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	16,808	21,670
Deferred tax liabilities
Deferred tax assets and liabilities	16,808	21,670
Carrying amounts [Member] | Set off [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	17,055	21,910
Deferred tax liabilities	(17,055)	(21,910)
Deferred tax assets and liabilities